RELATED PARTY TRANSACTIONS - Related Party Balances (Details) - Related party - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Receivables due from related parties	$ 786	$ 60
Payables due to related parties	(384)	(328)
Seatankers Management Norway AS
Related Party Transaction [Line Items]
Receivables due from related parties	0	16
Paratus Management (UK) Limited
Related Party Transaction [Line Items]
Receivables due from related parties	8	0
Seatankers Services (UK) LLP
Related Party Transaction [Line Items]
Receivables due from related parties	9	0
Frontline Cyprus Ltd
Related Party Transaction [Line Items]
Receivables due from related parties	8	0
Frontline Management (Bermuda) Limited
Related Party Transaction [Line Items]
Receivables due from related parties	510	0
Northern Ocean Limited
Related Party Transaction [Line Items]
Receivables due from related parties	0	33
Avance Gas Trading Ltd
Related Party Transaction [Line Items]
Receivables due from related parties	232	2
Sloane Square Capital Holdings Ltd
Related Party Transaction [Line Items]
Receivables due from related parties	19	9
Frontline Management (Bermuda) Limited
Related Party Transaction [Line Items]
Payables due to related parties	0	(30)
Frontline Corporate Services Ltd
Related Party Transaction [Line Items]
Payables due to related parties	(26)	(4)
Flex LNG Fleet Management AS
Related Party Transaction [Line Items]
Payables due to related parties	(358)	(293)
SFL Corporation Ltd
Related Party Transaction [Line Items]
Payables due to related parties	$ 0	$ (1)